Financial obligations - Long-term portion of the financial obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 882,759	$ 509,772
Debt issuance costs	4,201	3,205
Non-current financial liabilities	878,558	506,567
Between 1 and 2 years [member]
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	108,606	176,665
Between 2 and 5 years [member]
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities	$ 774,153	327,036
More than 5 years
Disclosure of Financial obligations [Line Items]
Gross non current financial liabilities		$ 6,071